Debt - Other - Additional Information (Detail) - Other Debt [Member] - Canada [Member] CAD in Millions	Jan. 15, 2015 CAD
Revolving Credit Commitment to be Used for Operating Activities [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Prime rate	0.20%
Revolving Credit Commitment to be Used for Operating Activities [Member] | Prime Rate [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Prime rate	0.20%
Revolving Credit Commitment to be Used for Capital Equipment [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Prime rate	0.90%
Revolving Credit Commitment to be Used for Capital Equipment [Member] | Prime Rate [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Prime rate	0.90%
Revolving Credit Facility [Member] | Revolving Credit Commitment to be Used for Operating Activities [Member]
Debt Instrument [Line Items]
Revolving credit commitment	CAD 6.0
Revolving Credit Facility [Member] | Revolving Credit Commitment to be Used for Operating Activities [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Revolving credit commitment	6.0
Revolving Credit Facility [Member] | Revolving Credit Commitment to be Used for Capital Equipment [Member]
Debt Instrument [Line Items]
Revolving credit commitment	0.5
Revolving Credit Facility [Member] | Revolving Credit Commitment to be Used for Capital Equipment [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Revolving credit commitment	0.5
Revolving Credit Facility [Member] | Credit Commitment to Provide Guarantees on Behalf of Mainland [Member]
Debt Instrument [Line Items]
Revolving credit commitment	0.4
Revolving Credit Facility [Member] | Credit Commitment to Provide Guarantees on Behalf of Mainland [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Revolving credit commitment	CAD 0.4